Retirement Benefits (Details 13) - Pension Benefits [Member]	12 Months Ended
Dec. 31, 2019
Minimum | Equity Securities: Other U.S. equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	.18
Minimum | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	.10
Minimum | Global debt securities and cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	.15
Minimum | Private equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0
Minimum | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	.10
Minimum | Real estate and other [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0
Maximum | Equity Securities: Other U.S. equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	.40
Maximum | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	.3
Maximum | Global debt securities and cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	.4
Maximum | Private equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	.15
Maximum | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	.2
Maximum | Real estate and other [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.1